Fair Value Measurements Fair Value of Assets and Liabilities on Recurring And Nonrecurring Basis (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended												3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 U.S. CRM Reporting Unit [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other, net [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Other, net [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Other, net [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member] Cost of products sold [Member] Cash Flow Hedging [Member] Foreign Exchange Contract [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Cost of products sold [Member] Cash Flow Hedging [Member] Foreign Exchange Contract [Member]
Assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Gain (loss) recognized in earnings for previously terminated interest rate swaps								$ 11
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net																				12	23	(77)
Net gain (loss) from foreign currency transaction exposures																				(24)	(41)	68
Foreign Currency Transaction Gain (Loss), Realized																				12	18	9
Gain related to ineffective portion of hedging relationships									5
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net																							95	(66)	95	(66)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net								2	1														(37)	(94)	(39)	(95)
Unamortized gains on senior notes								64	73
Contingent consideration recognized in the period								465	287
Asset Impairment Charges								4,492	718
Debt Instrument, Fair Value Disclosure								4,793	4,649
Goodwill, Impairment Loss	748	3,602			697			4,350	697	1,817
Intangible asset impairment charges	13	129	9	12		5	60	142	21	65
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Money Market Funds, at Carrying Value											39	78	39	78
Foreign Currency Contract, Asset, Fair Value Disclosure											121	87			121	87
Assets, Fair Value Disclosure											160	165	39	78	121	87
Time Deposits, at Carrying Value									88
Currency Hedge Contracts Liabilities								2,469	2,088		57	131			57	131
Accrued Contingent Consideration								663	358	71	663	358					663	358
Liabilities, Fair Value Disclosure											720	489			57	131	663	358
Cash								168	101
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Abstract]
Cost-method Investments, Aggregate Carrying Amount								13	16
Allocated Goodwill								5,973	9,761	10,186									216
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability								(6)	7
Contingent payment related to business combination								154	7
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net								(39)	(95)	(30)
Gain (Loss) in AOCI for effective portion of cash flow hedges								(31)	(52)
Unamortized losses on senior notes								$ 3	$ 4